INCOME TAXES (Net Changes In Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
At beginning of year	$ (20,465,567)	$ (10,467,345)	$ (12,516,415)
Current year (additions) reversals	(4,869,677)	(531,147)	2,088,117
Effect of exchange rate changes	(18,040)		(39,047)
At end of year	(26,487,250)	(20,465,567)	(10,467,345)
MobilePeak [Member]
Valuation Allowance [Line Items]
Acquisition of Entity		(9,467,075)
Chengdu Chuanyue [Member]
Valuation Allowance [Line Items]
Acquisition of Entity	$ (1,133,966)